Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note
10-Subsequent
Events
The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.
Trading in the Company’s warrants issued in connection with its IPO (the “Public Warrants”) was suspended on November 4, 2022, based on “abnormally low” price levels, pursuant to Section 802.01D of the New York Stock
Exchange (“NYSE”) Listed Company Manual. The NYSE will apply to the SEC to delist the Public Warrants upon completion of all applicable procedures, including any appeal by us of the NYSE’s decision.
Proposed Business Combination
On November 13, 2022, the Company entered into a Merger Agreement (as amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Merger Agreement”) with Electriq Power, Inc., a Delaware Corporation (“Electriq”), as disclosed in a Current Report on Form 8-K as filed with the SEC by the Company on November 14, 2022.
If the transactions contemplated by the Merger Agreement are completed (the “Transactions”), Electriq will survive such merger as a wholly owned subsidiary of the Company (the “Merger”). As a result of the Merger, and upon consummation of the Merger and the other Transactions contemplated by the Merger Agreement (together with the Merger, the “Proposed Business Combination”), the separate corporate existence of Electriq will cease and the holders of Electriq common stock, preferred stock, options and warrants will become equityholders of the Company, which will change its name to “Electriq Power Holdings, Inc.” in connection with the Proposed Business Combination.
For additional information regarding the Merger Agreement and the Transactions contemplated therein, see the Current Report on Form 8-K as filed with the SEC by the Company on November 14, 2022.
Extension Proposal
The Company intends to seek an extension of the date by which it must consummate a Business Combination as the Board currently believes that there will not be sufficient time before February 1, 2023 to complete a Business Combination. On November 3, 2022, the Company filed a preliminary proxy statement on Schedule 14A with the SEC for the purposes of seeking its stockholder approval to extend the Combination Period from February 1, 2023 to May 1, 2023 (the date that is 27 months from the closing date of the IPO) (the “Amended Date”) and on a monthly basis up to three times from the Amended Date to August 1, 2023 (the date that is 30 months from the closing date of the IPO
).

Note 11—Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date the financial statements were issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
In March 2022, the Sponsor and the Company increased the Working Capital Loan’s borrowing limit up to $5,000,000 and drew down $1.4 million.